GARTMORE MUTUAL FUNDS

                      Gartmore Long-Short Equity Plus Fund

                  Prospectus Supplement dated October 29, 2003
                         (as revised December 18, 2003)
                           to Prospectus June 23, 2003

Capitalized terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

The following information supplements the information in the "PERFORMANCE" section on page 5 in the Prospectus:

For the period January 1, 2003 to September 30, 2003 the Fund's average annual returns for the Class C shares before taxes and without sales charges (which includes performance of the Fund's predecessor) was 13.14%.

The following information replaces the fee table for the Fund in the Fund Summary, at page 6 in the Prospectus.

FEES  AND  EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


SHAREHOLDER FEES1                 CLASS    CLASS    CLASS   INSTITUTIONAL   INSTITUTIONAL
FEES PAID DIRECTLY FROM             A        B        C        SERVICE          CLASS
YOUR INVESTMENT)                 SHARES   SHARES   SHARES       CLASS           SHARES
                                                                SHARES
------------------------------------------------------------------------------------------
Maximum Sales Charge             5.75%2   None       1.00%  None            None
(Load) Imposed on
Purchases (as a percentage of
offering price)
------------------------------------------------------------------------------------------
Maximum Deferred Sales           None3    5.00%4   1.00%5   None            None
Charge (Load) (as a percentage
of original purchase price or
sale proceeds, as applicable)
------------------------------------------------------------------------------------------
Redemption/Exchange Fee (as        2.00%    2.00%    2.00%  2.00%           2.00%
a percentage of amount
redeemed or exchanged)6
------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING            CLASS    CLASS    CLASS    INSTITUTIONAL   INSTITUTIONAL
EXPENSE (DEDUCTED FROM           A        B        C        SERVICE         CLASS
FUND ASSETS)                     SHARES   SHARES   SHARES   CLASS           SHARES
                                                            SHARES
------------------------------------------------------------------------------------------
Management Fees                    1.50%    1.50%    1.50%  1.50%           1.50%
------------------------------------------------------------------------------------------
Distribution and/or                0.25%    1.00%    1.00%  None            None
Service (12b-1) Fees
------------------------------------------------------------------------------------------
Other Expenses
------------------------------------------------------------------------------------------
Short Sale Dividend
Expenses7                          1.14%     1.14%   1.14%  1.14%           1.14%
------------------------------------------------------------------------------------------
Remainder of Other
Expenses                           0.45%     0.30%   0.30%  0.45%           0.30%
------------------------------------------------------------------------------------------
Other Expenses8                    1.59%     1.44%   1.44%  1.59%           1.44%
------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND
OPERATING EXPENSES9                3.34%     3.94%   3.94%  3.09%           2.94%
------------------------------------------------------------------------------------------

1 If you buy and sell shares through a broker or other financial intermediary, they may also charge you a separate transaction fee.

2 As the amount of your investment increases, the sales charge imposed on the purchase of Class A shares decreases. For more information, see "Buying, Selling and Exchanging Fund Shares-Buying Shares-Front-end Sales Charges" on page 14.

3 A contingent deferred sales charge (CDSC) of up to 1% may be imposed on certain redemptions of Class A shares purchased without a front-end sales charge and for which a finder's fee was paid. See "Buying, Selling and Exchanging Fund Shares- Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class C shares" beginning on page 17.

4 A CDSC ranging from 5% to 1% is charged when you sell Class B shares within the first six years of purchase. Class B shares are converted to Class A shares after you have held them for seven years. See "Buying, Selling and Exchanging Fund Shares-Selling Shares-Contingent deferred sales charge
     (CDSC)  on  Class  A,  Class  B  and  Class C shares" beginning on page 17.

5 A CDSC of 1% is charged when you sell Class C shares within the first year after purchase.

6 A redemption/exchange fee of 2.00% will be charged for any shares redeemed or exchanged within 90 days after the date they were acquired. This fee does not apply to shares purchased through reinvested dividends or capital gains or shares held in certain omnibus accounts or retirement plans that cannot implement the fee. See "Buying, Selling and Exchanging Fund Shares-Redemption Fees" on page 18 and "Buying, Selling and Exchanging Fund Shares-Excessive Exchange Activity" on page 20.

7 The Fund's principal investment strategies include selling securities short. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security ("short sale dividend expense"), and this obligation must be disclosed as a Fund expense under "Total Other Expenses" and "Total Annual Fund Operating Expenses". However, any such dividend on a security sold short generally reduces the market value of the shorted security - thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on its short sale transaction.

8 "Other Expenses" have been restated to reflect revised fees under the Fund's fund administration, transfer agency and custody agreements and other fee changes implemented for the current fiscal year.

9 GMF and the Fund have entered into a written contract limiting operating expenses (excluding certain expenses including, but not limited to any taxes, interest, brokerage fees, extraordinary expenses, Rule 12b-1 fees, short sale dividend expenses and administrative services fees) to 1.95% for Class A, Class B, Class C, Institutional Service Class and Institutional Class shares at least through February 28, 2005. The Fund is authorized to reimburse GMF for management fees paid previously waived and/or for the cost of Other Expenses paid by GMF provided that any such reimbursement will not cause the Fund to exceed the expense limitations in this agreement. GMF may request and receive reimbursement of fees, waived or limited, and other reimbursements made by GMF at a later date not to exceed three years from the fiscal year in which the corresponding reimbursement to the Fund was made.

The following information replaces the "EXAMPLE" for the Fund in the Fund Summary on page 7 of the Prospectus.

EXAMPLE

This example shows what you could pay in expenses over time. You can also use this example to compare the cost of this Fund with other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no changes in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                    1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------
Class A Shares                      $892[1]  $  1,543  $  2,216  $   3,997
Class B Shares                      $   896  $  1,501  $  2,223  $   3,968
Class C Shares                      $   592  $  1,289  $  2,103  $   4,214
Institutional Service Class Shares  $   312  $    954  $  1,620  $   3,402
Institutional Class Shares          $   297  $    910  $  1,548  $   3,261

You would pay the following expenses on the same investment if you did not sell you shares2:

                1 YEAR   3 YEARS   5 YEARS   10 YEARS
------------------------------------------------------
Class B Shares  $   396  $  1,201  $  2,023  $   3,968
Class C Shares  $   492  $  1,289  $  2,103  $   4,214

1    Assumes  a  CDSC  will  not  apply.

2 Expenses paid on the same investment in Class A, Institutional Service Class and Institutional Class shares do not change whether or not you sell your shares.

The following sentence replaces the third sentence in the "INVESTMENT ADVISER" section beginning on page 10 of the Prospectus:

The total management fee paid by the Fund for the fiscal year ended June 30, 2003, expressed as a percentage of the Fund's average daily net assets, was 1.50%.

The "FINANCIAL HIGHLIGHTS" section beginning on page 22 of the Prospectus is replaced in its entirety with the following:

The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. Because the Montgomery Partners Long-Short Equity Plus Fund was reorganized into the Gartmore Long-Short Equity Plus Fund (which was a shell fund having no previous operations) as of June 23, 2003, the financial highlights shown here include information concerning the predecessor fund. The information for the fiscal years ended June 30, 2003, 2002, 2001, 2000 and 1999, and the fiscal year ended March 31, 1999 has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, is included in the annual report, which is available upon request

GARTMORE  LONG-SHORT  EQUITY  PLUS  FUND

                                                INVESTMENT  ACTIVITIES                                  DISTRIBUTIONS

                                   NET          NET          NET          TOTAL        NET         NET         TOTAL         NET
                                  ASSET     INVESTMENT     REALIZED       FROM      INVESTMENT  REALIZED   DISTRIBUTIONS    ASSET
                                  VALUE,      INCOME         AND       INVESTMENT     INCOME      GAINS                    VALUE,
                                BEGINNING     (LOSS)      UNREALIZED   ACTIVITIES                                            END
                                    OF                      GAINS                                                            OF
                                  PERIOD                   (LOSSES)                                                        PERIOD
                                                              ON
                                                         INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended June 30, 2002 (d)  $    11.14        6.65         (6.90)       (0.25)           -         -               -   $ 10.89
Year Ended June 30, 2003 . . .  $    10.89   (0.08) (e)         0.14         0.06            -         -               -   $ 10.95

CLASS B SHARES
Period Ended June 30, 2002 (d)  $    11.14       (0.07)        (0.17)       (0.24)           -         -               -   $ 10.90
Year Ended June 30, 2003 . . .  $    10.90   (0.23) (e)         0.19        (0.04)           -         -               -   $ 10.86

CLASS C SHARES
Year Ended March 31, 1999. . .  $    11.83   (0.15) (e)         4.55         4.40            -     (1.10)          (1.10)  $ 15.13
Period Ended June 30, 1999 . .  $    15.13       (0.13)         3.01         2.88            -         -               -   $ 18.01
Year Ended June 30, 2000 . . .  $    18.01       (0.71)        12.41        11.70            -     (1.99)          (1.99)  $ 27.72
Year Ended June 30, 2001 . . .  $    27.72   (0.15) (e)        (8.43)       (8.58)           -     (9.12)          (9.12)  $ 10.02
Year Ended June 30, 2002 . . .  $    10.02       (0.66)        (0.31)       (0.97)           -         -               -   $  9.05
Year Ended June 30, 2003 . . .  $     9.05   (0.19) (e)         0.17        (0.02)           -         -               -   $  9.03





                                                                          RATIOS  /  SUPPLEMENTAL  DATA

                                   TOTAL       NET       RATIO       RATIO          RATIO            RATIO       PORTFOLIO
                                  RETURN      ASSETS      OF          OF             OF               OF          TURNOVER
                                    (A)         AT     EXPENSES       NET         EXPENSES            NET           (C)
                                               END        TO      INVESTMENT       (PRIOR         INVESTMENT
                                                OF      AVERAGE     INCOME           TO             INCOME
                                              PERIOD      NET       (LOSS)     REIMBURSEMENTS)      (LOSS)
                                              (000S)    ASSETS        TO             TO             (PRIOR
                                                                    AVERAGE        AVERAGE            TO
                                                                      NET            NET        REIMBURSEMENTS)
                                                                    ASSETS         ASSETS             TO
                                                                                     (B)            AVERAGE
                                                                                                      NET
                                                                                                    ASSETS
                                                                                                      (B)
---------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Period Ended June 30, 2002 (d)  (2.24%) (f)  $    144  1.95% (g)  122.95% (g)        2.26% (g)      122.64% (g)        425%
Year Ended June 30, 2003 . . .        0.55%  $ 29,561      3.47%      (2.04%)            3.66%          (2.23%)        424%

CLASS B SHARES
Period Ended June 30, 2002 (d)  (2.15%) (f)  $    121  2.74% (g)  (1.45%) (g)        2.86% (g)      (1.57%) (g)        425%
Year Ended June 30, 2003 . . .      (0.37%)  $    141      3.73%      (2.31%)            4.54%          (3.12%)        424%

CLASS C SHARES
Year Ended March 31, 1999. . .       38.81%  $  6,425      3.10%      (1.10%)            4.54%          (2.54%)        226%
Period Ended June 30, 1999 . .   19.37% (f)  $  7,209  3.10% (g)  (3.07%) (g)        5.36% (g)      (5.33%) (g)         43%
Year Ended June 30, 2000 . . .       65.61%  $  9,927      2.82%      (2.65%)            4.67%          (4.50%)        204%
Year Ended June 30, 2001 . . .     (40.62%)  $  3,102      3.04%      (1.51%)            3.82%          (2.29%)        143%
Year Ended June 30, 2002 . . .     (17.65%)  $  1,819      3.28%      (5.41%)            3.71%          (5.84%)        425%
Year Ended June 30, 2003 . . .      (0.22%)  $  1,323      3.72%      (2.31%)            4.54%          (3.13%)        424%

(a)  Excludes  sales  charge.

(b) During the period certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(c) Portfolio turnover is calculated on the basis of the Fund as whole without distinguishing among the classes of shares.

(d) For the period from October 31, 2001 (commencement of operations) through June 30, 2002.

(e) Net investment income (loss) is based on average shares outstanding during the period.

(f)  Not  annualized.

(g)  Annualized.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
                         PROSPECTUS FOR FUTURE REFERENCE